Schedule of Investments(a)
September 30, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.10%
Aerospace & Defense–0.95%
L3Harris Technologies, Inc.	12,028	$2,042,836
Apparel Retail–1.35%
Ross Stores, Inc.	31,301	2,921,009
Application Software–4.13%
Manhattan Associates, Inc.(b)	29,929	2,857,920
Q2 Holdings, Inc.(b)	11,678	1,065,735
Synopsys, Inc.(b)	23,298	4,985,306
		8,908,961
Asset Management & Custody Banks–1.81%
Northern Trust Corp.	50,141	3,909,494
Auto Parts & Equipment–1.40%
Visteon Corp.(b)	43,571	3,015,985
Automotive Retail–1.67%
Advance Auto Parts, Inc.	23,425	3,595,737
Biotechnology–2.34%
Neurocrine Biosciences, Inc.(b)	24,046	2,312,263
Seattle Genetics, Inc.(b)	13,984	2,736,529
		5,048,792
Building Products–1.65%
Trane Technologies PLC	29,401	3,564,871
Cable & Satellite–2.04%
Liberty Broadband Corp., Class C(b)	30,894	4,413,826
Communications Equipment–1.64%
Motorola Solutions, Inc.	22,623	3,547,513
Construction Materials–1.54%
Vulcan Materials Co.	24,597	3,333,877
Data Processing & Outsourced Services–2.54%
Fiserv, Inc.(b)	53,133	5,475,356
Distillers & Vintners–1.41%
Constellation Brands, Inc., Class A	16,010	3,034,055
Diversified Chemicals–1.71%
Eastman Chemical Co.	47,319	3,696,560
Diversified Support Services–1.30%
Cintas Corp.	8,451	2,812,746
Electric Utilities–0.91%
Eversource Energy	23,612	1,972,783
Electrical Components & Equipment–0.58%
Hubbell, Inc.	9,218	1,261,391
Electronic Equipment & Instruments–2.13%
Keysight Technologies, Inc.(b)	46,547	4,597,913
Environmental & Facilities Services–2.50%
Republic Services, Inc.	57,795	5,395,163
Shares		Value
Financial Exchanges & Data–2.55%
Intercontinental Exchange, Inc.	29,786	$2,980,089
Tradeweb Markets, Inc., Class A	43,559	2,526,422
		5,506,511
Gas Utilities–1.44%
Atmos Energy Corp.	20,024	1,914,094
Southwest Gas Holdings, Inc.	18,833	1,188,362
		3,102,456
General Merchandise Stores–1.86%
Target Corp.	25,538	4,020,192
Gold–0.52%
Franco-Nevada Corp. (Canada)	8,012	1,118,315
Health Care Equipment–4.81%
Boston Scientific Corp.(b)	69,926	2,671,872
Hill-Rom Holdings, Inc.	31,750	2,651,443
STERIS PLC	9,460	1,666,757
Teleflex, Inc.	9,947	3,386,158
		10,376,230
Health Care Facilities–1.31%
HCA Healthcare, Inc.(b)	22,633	2,821,882
Health Care Services–2.28%
Guardant Health, Inc.(b)	11,933	1,333,871
LHC Group, Inc.(b)	16,859	3,583,549
		4,917,420
Health Care Technology–0.27%
American Well Corp., Class A(b)	19,546	579,343
Homebuilding–1.60%
D.R. Horton, Inc.	45,679	3,454,703
Human Resource & Employment Services–1.27%
Korn Ferry	94,743	2,747,547
Hypermarkets & Super Centers–1.66%
BJ’s Wholesale Club Holdings, Inc.(b)	86,005	3,573,508
Industrial Machinery–3.30%
Evoqua Water Technologies Corp.(b)	55,001	1,167,121
ITT, Inc.	41,710	2,462,976
Stanley Black & Decker, Inc.	21,491	3,485,840
		7,115,937
Industrial REITs–1.91%
Prologis, Inc.	40,958	4,121,194
Insurance Brokers–1.56%
Arthur J. Gallagher & Co.	31,860	3,363,779
Interactive Home Entertainment–1.42%
Zynga, Inc., Class A(b)	336,192	3,066,071
Interactive Media & Services–0.62%
Snap, Inc., Class A(b)	50,890	1,328,738

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Mid Cap Core Equity Fund

Shares		Value
IT Consulting & Other Services–4.55%
Amdocs Ltd.	46,345	$2,660,666
CACI International, Inc., Class A(b)	20,767	4,426,694
KBR, Inc.	122,046	2,728,949
		9,816,309
Leisure Products–0.51%
Peloton Interactive, Inc., Class A(b)	11,130	1,104,541
Managed Health Care–0.94%
Humana, Inc.	4,907	2,030,958
Metal & Glass Containers–0.80%
Silgan Holdings, Inc.	47,102	1,731,941
Multi-Utilities–3.62%
CMS Energy Corp.	35,084	2,154,509
Consolidated Edison, Inc.	35,746	2,781,039
Public Service Enterprise Group, Inc.	52,318	2,872,781
		7,808,329
Office REITs–1.86%
Alexandria Real Estate Equities, Inc.	25,061	4,009,760
Oil & Gas Equipment & Services–0.64%
Schlumberger Ltd.	88,466	1,376,531
Oil & Gas Refining & Marketing–0.73%
Valero Energy Corp.	36,435	1,578,364
Oil & Gas Storage & Transportation–2.03%
Magellan Midstream Partners L.P.	89,592	3,064,047
Shell Midstream Partners L.P.	139,553	1,320,171
		4,384,218
Packaged Foods & Meats–1.27%
Conagra Brands, Inc.	76,619	2,736,064
Pharmaceuticals–1.43%
Catalent, Inc.(b)	36,018	3,085,302
Railroads–1.50%
Canadian Pacific Railway Ltd. (Canada)	10,664	3,246,442
Regional Banks–3.79%
PNC Financial Services Group, Inc. (The)	29,772	3,272,241
SVB Financial Group(b)	12,328	2,966,363
TCF Financial Corp.	82,709	1,932,082
		8,170,686
Residential REITs–1.12%
American Homes 4 Rent, Class A	84,976	2,420,116
Restaurants–1.18%
Wendy’s Co. (The)	114,427	2,551,150
Shares		Value
Semiconductor Equipment–2.70%
KLA Corp.	15,707	$3,043,074
MKS Instruments, Inc.	25,557	2,791,591
		5,834,665
Semiconductors–1.29%
Analog Devices, Inc.	23,808	2,779,346
Soft Drinks–1.12%
Coca-Cola European Partners PLC (United Kingdom)	62,357	2,420,075
Specialized REITs–2.66%
Equinix, Inc.	2,583	1,963,416
Lamar Advertising Co., Class A	56,952	3,768,514
		5,731,930
Specialty Stores–1.47%
Tractor Supply Co.	22,075	3,164,231
Thrifts & Mortgage Finance–0.68%
Rocket Cos., Inc., Class A(b)(c)	73,171	1,458,298
Trading Companies & Distributors–1.23%
Fastenal Co.	58,667	2,645,295
Total Common Stocks & Other Equity Interests (Cost $182,405,237)		213,847,245
Money Market Funds–0.71%
Invesco Government & Agency Portfolio, Institutional Class, 0.02%(d)(e)	495,237	495,237
Invesco Liquid Assets Portfolio, Institutional Class, 0.10%(d)(e)	464,564	464,796
Invesco Treasury Portfolio, Institutional Class, 0.02%(d)(e)	565,986	565,986
Total Money Market Funds (Cost $1,525,769)		1,526,019
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.81% (Cost $183,931,006)		215,373,264
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.62%
Invesco Private Government Fund, 0.03%(d)(e)(f)	1,012,486	1,012,486
Invesco Private Prime Fund, 0.11%(d)(e)(f)	337,428	337,495
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,349,981)		1,349,981
TOTAL INVESTMENTS IN SECURITIES–100.43% (Cost $185,280,987)		216,723,245
OTHER ASSETS LESS LIABILITIES—(0.43)%		(929,317)
NET ASSETS–100.00%		$215,793,928
Investment Abbreviations:
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Mid Cap Core Equity Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at September 30, 2020.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2020.

	Value December 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value September 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,051,777	$20,877,406	$(21,433,946)	$-	$-	$495,237	$6,670
Invesco Liquid Assets Portfolio, Institutional Class	401,834	15,291,341	(15,228,577)	244	(46)	464,796	5,860
Invesco Treasury Portfolio, Institutional Class	1,202,031	23,859,894	(24,495,939)	-	-	565,986	7,305
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class	674,953	5,029,273	(5,704,226)	-	-	-	2,822*
Invesco Liquid Assets Portfolio, Institutional Class	224,984	1,723,466	(1,948,062)	21	(409)	-	1,172*
Invesco Private Government Fund	-	6,841,310	(5,828,824)	-	-	1,012,486	60*
Invesco Private Prime Fund	-	2,277,205	(1,939,710)	-	-	337,495	66*
Total	$3,555,579	$75,899,895	$(76,579,284)	$265	$(455)	$2,876,000	$23,955

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of September 30, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Mid Cap Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$213,847,245	$—	$—	$213,847,245
Money Market Funds	1,526,019	1,349,981	—	2,876,000
Total Investments	$215,373,264	$1,349,981	$—	$216,723,245
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco V.I. Mid Cap Core Equity Fund